Remuneration and other benefits paid to the Bank’s directors and senior managers (Tables)	12 Months Ended
Dec. 31, 2025
Remuneration And Other Benefits Paid To The Bank's Directors And Senior Managers [Abstract]
Schedule summarising annual emolument
For 2025, the board of directors, upon recommendation of the remuneration committee, approved a 3% increase in the annual allotments payable to the chair and members of the board and its committees (including the executive committee), as well as to the lead independent director and the non-executive Vice Chair . Accordingly, each director received, in respect of 2024 and 2025, the amounts corresponding to their service on the board and its committees, with such amounts determined by the specific position held, as detailed in the table below.

Amount per director in euros	2025	2024
Members of the board of directors	100,940	98,000
Members of the executive committee	175,100	170,000
Members of the audit committee	44,290	43,000
Members of the appointments committee	28,840	28,000
Members of the remuneration committee	28,840	28,000
Members of the risk supervision, regulation and compliance committee	44,290	43,000
Members of the responsible banking, sustainability and culture committee	28,840	28,000
Members of the innovation and technology committee	28,840	28,000
Chair of the audit committee	72,100	70,000
Chair of the appointments committee	51,500	50,000
Chair of the remuneration committee	51,500	50,000
Chair of the risk supervision, regulation and compliance committee	72,100	70,000
Chair of the responsible banking, sustainability and culture committee	51,500	50,000
Chair of the innovation and technology committee	72,100	70,000
Lead independent directorA	113,300	110,000
Non-executive Vice Chair	30,900	30,000
A.Glenn Hutchins has been allocated EUR 700,000 (including annual allowances and attendance fees) in minimum total annual pay set for the required time and dedication to perform his roles.

Schedule summarising attendance fees	:

Attendance fees per director per meeting in euros	2025	2024
Board of directors	2,785	2,704
Audit committee and risk supervision, regulation and compliance committee	1,821	1,768
Other committees (excluding executive committee)	1,606	1,560

Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives)
The detail, by bank director, of the short-term (immediate) and deferred (not subject to long-term goals) remuneration for 2025 and 2024 is provided below:

EUR thousand
	2025
	Bylaw-stipulated emoluments
	Annual emolument
	BoardF	Executive committee	Audit committee	Nomination committee	Remuneration committee[1]	Risk supervision, regulation and compliance oversight committee[2]	Responsible banking, sustainability and culture committee	Innovation and technology committee	Attendance fees and commissions
Ana Botín	101	175	—	—	—	—	—	29	44
Héctor Grisi	101	175	—	—	—	—	—	29	44
José Antonio Álvarez	132	175	—	—	—	44	—	29	67
Glenn Hutchins	412	—	—	29	80	—	—	101	78
Homaira Akbari	101	—	44	—	—	—	29	29	81
Javier BotínA	101	—	—	—	—	—	—	—	36
Sol Daurella	101	—	—	29	29	—	80	—	75
Henrique de Castro	101	—	44	—	29	—	—	29	80
Gina Díez	101	—	—	29	—	—	29	—	63
Luis Isasi	101	175	—	—	29	44	—	—	74
Belén Romana	101	175	44	80	—	44	—	29	107
Pamela Walkden	101	—	44	—	—	116	29	—	93
Germán de la Fuente	101	—	116	—	—	44	—	—	83
Carlos BarrabésB	101	—	—	29	—	—	29	29	71
Antonio WeissC	101	—	—	—	29	—	—	—	50
Bruce Carnegie-BrownD	—	—	—	—	—	—	—	—	—
Ramiro MatoE	—	—	—	—	—	—	—	—	—
Total 2025	1,857	875	292	196	196	292	196	304	1,047
Total 2024	1,791	933	306	183	168	263	190	280	1,240
A. All amounts received were reimbursed to Fundación Botín.
B. Director and member of the nomination committee, responsible banking, sustainability and culture committee and innovation and technology committee since 27 June 2024.
C. Director since 27 June 2024.
D. Stepped down as director on 22 March 2024.
E. Stepped down as director on 27 June 2024.
F. Also includes emoluments for other roles in the board.
Changes in the chairship or membership of the committees:
1.Antonio Weiss was appointed member of the remuneration committee on 1 January 2025.
2.José Antonio Álvarez was appointed member of the risk supervision, regulation and compliance oversight committee on 1 January 2025.

Other remuneration includes EUR 1,000 thousand for the role as non-executive Chair of the Santander España business unit and for attending its board and committee meetings for Luis Isasi. For José Antonio Álvarez, this amount includes remuneration as strategic advisor of Grupo Santander, life and health insurance contributions (EUR 678 thousand) and part of the former supplement for having waived the death and disability policy (EUR 12 thousand).

	2025									2024

	Short-term and deferred (not subject to long-term goals) salaries of executive directors

	Fixed	Variable - immediate payment		Deferred variable
		In cash	In instruments	In cash	In instruments	Total	Pension contribution	Other remuneration	Total	Total
Ana Botín	3,435	2,003	2,003	1,001	1,002	9,444	1,341	843	11,977	12,127
Héctor Grisi	3,150	1,384	1,384	692	692	7,302	1,120	718	9,489	9,137
José Antonio Álvarez	—	—	—	—	—	—	—	2,440	2,887	3,698
Glenn Hutchins	—	—	—	—	—	—	—	—	700	700
Homaira Akbari	—	—	—	—	—	—	—	—	284	285
Javier BotínA	—	—	—	—	—	—	—	—	137	144
Sol Daurella	—	—	—	—	—	—	—	—	314	292
Henrique de Castro	—	—	—	—	—	—	—	—	283	300
Gina Díez	—	—	—	—	—	—	—	—	222	225
Luis Isasi	—	—	—	—	—	—	—	1,000	1,423	1,440
Belén Romana	—	—	—	—	—	—	—	—	581	599
Pamela Walkden	—	—	—	—	—	—	—	—	383	381
Germán de la Fuente	—	—	—	—	—	—	—	—	344	338
Carlos BarrabésB	—	—	—	—	—	—	—	—	259	128
Antonio WeissC	—	—	—	—	—	—	—	—	180	72
Bruce Carnegie-BrownD	—	—	—	—	—	—	—	—	—	78
Ramiro MatoE	—	—	—	—	—	—	—	—	—	271
Total 2025	6,585	3,387	3,387	1,693	1,694	16,746	2,461	5,001	29,462	—
Total 2024	6,585	3,130	3,130	1,877	1,879	16,601	2,444	5,815	—	30,214
Footnotes in previous table.

The table below includes the amounts relating to the short-term remuneration of the members of senior management at 31 December 2025 and those at 31 December 2024, excluding the remuneration of the executive directors, which is detailed above.

EUR thousand
		Short-term salaries and deferred remuneration
			Variable remuneration (bonus) - Immediate payment		Deferred variable remuneration
Year	Number of persons	Fixed	In cash	In instruments[2]	In cash	In instruments[3]	Pensions	Other remuneration[1]	Total
2025	15	19,255	9,179	9,180	4,306	4,306	4,910	6,456	57,592
2024	14	16,466	7,376	7,377	3,319	3,320	4,520	7,153	49,531
1.Includes other remuneration items such as life and medical insurance premiums and localization aids and lastly RSUs from PagoNxt S.L., for the work of one director in said entity.
2.    The amount of immediate payment for 2024 is 894,587 shares (1,611,965 Santander shares in 2024).
3.    The deferred amount in instruments not linked to long-term objectives for 2024 is 416,410 shares ( 725,399 Santander shares in 2024).

Schedule summarising remuneration related to multi-annual variable objectives
Following is the detail by executive director of the salaries linked to multi-year objectives at their fair Value, which will only be received if the conditions of permanence in the Group, non-applicability of malus clauses and achievement of the established objectives are met (or, as the case may be, of the minimum thresholds thereof, with the consequent reduction of amount agreed-upon at the end of the year) in the terms described in Note 46.

EUR thousand
	2025				2024
	Variable subject to long-term objectives[1]
	In cash	In shares	In RSUs	Total	Total
Ana Botín	701	1,893	210	2,804	2,332
Héctor Grisi	484	1,277	176	1,938	1,611
Total	1,185	3,170	386	4,742	3,943
1. Corresponds with the fair value of the maximum amount they are entitled to in a total of 3 years: 2029, 2030 and 2031, subject to conditions of continued service, with the exceptions provided, and to the non-applicability of malus clauses and achievement of the objectives established. The face value of the three aforementioned deferred amounts is EUR 6,774 thousand for 2025 (EUR 4,006 thousand for Ana Botín and EUR 2,768 thousand for Héctor Grisi).
These remuneration payments shall be received, as the case may be, in the corresponding deferral periods, upon achievement of the conditions stipulated for each payment (see note 46):

EUR thousand
		Variable remuneration subject to long-term objectives[1]
Year	Number of people	Cash payment	Instrument payment	Total
2025	15	4,521	4,522	9,043
2024	14	3,485	3,486	6,971
1.    Relates to the fair value of the maximum annual amounts for years 2029, 2030 and 2031 of the tenth cycle of the deferred conditional variable remuneration plan (2028, 2029 and 2030 for the ninth cycle of the deferred variable compensation plan linked to annual objectives for the year 2024). The face value of the three aforementioned deferred amounts is EUR 12,919 thousand for 2025.

Schedule summarising remuneration related to provisions for retirement pensions and supplementary benefits	The provisions recognised in 2025 and 2024 for retirement pensions were as follows:

EUR thousand
	2025	2024
Ana Botín	1,341	1,339
Héctor Grisi	1,120	1,105
Total	2,461	2,445

Schedule summarising remuneration related to welfare system
Following is a detail of the balances relating to each of the directors under the welfare system as of 31 December 2025 and 2024:

EUR thousand
	2025	2024
Ana Botín	65,027	54,731
Héctor Grisi	2,033	1,299
José Antonio Álvarez	23,178	20,326
Total	90,238	76,356

Schedule summarising remuneration related to life and disability insurance	Also, the following table provides information on the sums insured for the Bank’s directors:

Insured capital
EUR thousand
	2025	2024
Ana Botín	20,659	21,525
Héctor Grisi	12,600	12,600
José Antonio Álvarez	10,500	11,215
Total	43,759	45,340

Schedule summarising shares assigned for deferred variable remuneration plans

Share-based variable remuneration
	Maximum number of shares to be delivered at January 1,2024	Shares delivered in 2024 (immediate payment 2023 variable remuneration)	Shares delivered in 2024 (deferred payment 2022 variable remuneration)	Shares delivered in 2024 (deferred payment 2021 variable remuneration)	Shares delivered in 2024 (deferred payment 2020 variable remuneration)	Shares delivered in 2024 (deferred payment 2019 variable remuneration)	Variable remuneration 2024 (Maximum number of shares to be delivered)
2019 variable remuneration
Ana Botín	70,905	—	—	—	—	(35,452)	—
José Antonio Álvarez	47,386	—	—	—	—	(23,693)	—
	118,290	—	—	—	—	(59,145)	—
2020 variable remuneration
Ana Botín	93,146	—	—	—	(31,049)	—	—
José Antonio Álvarez	50,594	—	—	—	(16,865)	—	—
	143,740	—	—	—	(47,914)	—	—
2021 variable remuneration
Ana Botín	710,698	—	—	(177,675)	—	—	—
José Antonio Álvarez	479,644	—	—	(119,911)	—	—	—
	1,190,342	—	—	(297,586)	—	—	—
2022 variable remuneration
Ana Botín	358,419	—	(62,334)	—	—	—	—
José Antonio Álvarez	241,954	—	(42,079)	—	—	—	—
	600,374	—	(104,413)	—	—	—	—
2023 variable remuneration
Ana Botín	1,127,209	(469,286)	—	—	—	—	—
Héctor Grisi	749,143	(321,645)	—	—	—	—	—
	1,876,352	(790,931)	—	—	—	—	—
2024 variable remuneration
Ana Botín	—	—	—	—	—	—	976,463
Héctor Grisi	—	—	—	—	—	—	656,033
	—	—	—	—	—	—	1,632,496
2025 variable remuneration[1]
Ana Botín	—	—	—	—	—	—	—
Héctor Grisi	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
1.For each director, 40% of the shares indicated correspond to the short-term variable (or immediate payment). The remaining 60% is deferred for delivery, where appropriate, in the next five years, the last three being subject to the fulfilment of multiannual objectives. Maximum opportunity subject to regulatory ratio compliance.

Maximum number of shares to be delivered at December 31, 2024	Instruments matured but not consolidated at January 1, 2025[2]	Shares delivered in 2025 (immediate payment 2024 variable remuneration)	Shares delivered in 2025 (deferred payment 2023 variable remuneration)	Shares delivered in 2025 (deferred payment 2022 variable remuneration)	Shares delivered in 2025 (deferred payment 2021 variable remuneration)	Shares delivered in 2025 (deferred payment 2020 variable remuneration)	Shares delivered in 2025 (deferred payment 2019 variable remuneration)	Variable remuneration 2025 (Maximum number of shares to be delivered)	Maximum number of shares to be delivered at December 31, 2025

35,452	—	—	—	—	—	—	(35,452)	—	—
23,693	—	—	—	—	—	—	(23,693)	—	—
59,145	—	—	—	—	—	—	(59,145)	—	—

62,097	—	—	—	—	—	(31,049)	—	—	31,048
33,729	—	—	—	—	—	(16,865)	—	—	16,864
95,826	—	—	—	—	—	(47,914)	—	—	47,912

533,023	(44,774)	—	—	—	(162,750)	—	—	—	325,499
359,733	(30,218)	—	—	—	(109,838)	—	—	—	219,677
892,756	(74,992)	—	—	—	(272,588)	—	—	—	545,176

296,085	—	—	—	(62,334)	—	—	—	—	233,751
199,875	—	—	—	(42,079)	—	—	—	—	157,796
495,961	—	—	—	(104,413)	—	—	—	—	391,548

657,923	—	—	(114,421)	—	—	—	—	—	543,502
427,498	—	—	(74,347)	—	—	—	—	—	353,151
1,085,421	—	—	(188,768)	—	—	—	—	—	896,653

976,463	—	(404,447)	—	—	—	—	—	—	572,016
656,033	—	(279,480)	—	—	—	—	—	—	376,553
1,632,496	—	(683,927)	—	—	—	—	—	—	948,569

—	—	—	—	—	—	—	—	602,746	602,746
—	—	—	—	—	—	—	—	408,159	408,159
—	—	—	—	—	—	—	—	1,010,904	1,010,904

2.The levels of achievement of the multi-year metrics of the long-term variable remuneration plans:
1) Seventh cycle of the deferred multi-year objectives variable remuneration plan (2022): 115.2% of achievement for the period 2022-2024.
a. RoTE metric for 2024 year-end period at 150%. Weight of 40.0%.
b. Relative TSR metric in 2022-2024 period at 83% of achievement. Weight of 40.0%.
c. Sustainability metrics at 25% of achievement. Weight of 20.0%.
2) Sixth cycle of the deferred multi-year objectives variable remuneration plan (2021): 91.6% of achievement for the period 2021-2023.
a. CET1 metric at 100% of achievement for 2023 year-end period (target 12.00%). Weight of 33.3%.
b. Underlying BPA growth at 150% of achievement (target growth of 100%). Weight of 33.3%.
c. TSR metric at 25% of achievement (target of 33 to 66 percentile). Weight of 33.3%.

3) Fifth cycle of the deferred multi-year objectives variable remuneration plan (2020): 83.0% of achievement for the period 2020-2022.
a. CET1 metric at 100% of achievement for 2022 year-end period (target 12.00%). Weight of 33.3%.
b. Underlying BPA growth at 150% of achievement (target growth of 10%). Weight of 33.3%.
c. TSR metric at 0% of achievement (minimum target of 33% not reached). Weight of 33.3%

Schedule summarising the cash paid for awards
Furthermore, the maximum number of RSUs of PagoNxt, S.L. to be delivered under the current plan (and subject to regulatory ratio compliance) is 9,415 and 7,909 units for Ana Botín and Héctor Grisi, respectively.
In addition, the table below shows the cash delivered in 2025 and 2024, by way of either immediate payment or deferred payment, in the latter case once the Board had determined, at the proposal of the remuneration committee, that one deferral relating to each plan had accrued:

EUR thousand
	2025		2024
	Cash paid (immediate payment 2024 variable remuneration)	Cash paid (deferred payments from 2023, 2022, 2021 and 2020 variable remuneration)	Cash paid (immediate payment 2023 variable remuneration)	Cash paid (deferred payments from 2022, 2021, 2020 and 2019 variable remuneration)
Ana Botín	1,851	1,759	1,780	1,419
Héctor Grisi	1,279	366	1,220	863
José Antonio Álvarez	—	815	—	945
Total	3,130	2,940	3,000	3,228

Schedule summarising maximum number of shares to be delivered and actual number of shares delivered	Also set forth below is information on the deliveries, whether in shares or in cash, made in 2025 and 2024 to former board members, upon achievement of the conditions for the receipt thereof (see note 46):

Maximum number of shares to be delivered
	2025	2024
Deferred conditional variable remuneration plan and linked to objectives (2019)	—	24,490
Deferred conditional variable remuneration plan and linked to objectives (2020)	35,511	71,024
Deferred conditional variable remuneration plan and linked to objectives (2021)	137,400	206,100

Number of shares delivered
	2025	2024
Deferred conditional variable remuneration plan and linked to objectives (2018)	—	29,860
Deferred conditional variable remuneration plan and linked to objectives (2019)	24,490	24,490
Deferred conditional variable remuneration plan and linked to objectives (2020)	35,512	35,512
Deferred conditional variable remuneration plan and linked to objectives (2021)	68,700	12,911
The maximum number of Santander shares that the members of senior management at each plan grant date (excluding executive directors) were entitled to receive as of 31 December 2025 and 31 December 2024 relating to the deferred portion under the various plans then in force is the following (see note 46):

Maximum number of shares to be delivered
	2025	2024
Deferred conditional variable remuneration plan and linked to objectives (2019)	—	71,294
Deferred conditional variable remuneration plan and linked to objectives (2020)	145,704	370,522
Deferred conditional variable remuneration plan and linked to objectives (2021)	486,863	966,680
Deferred conditional variable remuneration plan and linked to objectives (2022)	891,305	1,430,464
Deferred conditional variable remuneration plan and linked to objectives (2023)	934,609	1,395,815
Deferred conditional variable remuneration plan and linked to objectives (2024)	1,601,213	—
Since the conditions established in the corresponding deferred share-based remuneration schemes for prior years had been met, the following number of Santander shares was delivered in 2025 and 2024 to the senior management, in addition to the payment of the related cash amounts:

Number of shares delivered
	2025	2024
Deferred conditional variable remuneration plan and linked to objectives (2018)	—	57,730
Deferred conditional variable remuneration plan and linked to objectives (2019)	54,249	71,294
Deferred conditional variable remuneration plan and linked to objectives (2020)	145,704	185,261
Deferred conditional variable remuneration plan and linked to objectives (2021)	243,433	351,777
Deferred conditional variable remuneration plan and linked to objectives (2022)	266,390	357,615
Deferred conditional variable remuneration plan and linked to objectives (2023)	233,652	1,212,984
Deferred conditional variable remuneration plan and linked to objectives (2024)	1,399,679	—

Schedule of direct risk exposure to bank's directors and the guarantees provided	These transactions were made on terms equivalent to those that prevail in arm’s-length transactions or the related compensation in kind was recognized:

EUR thousand
	2025			2024
	Loans and credits	Guarantees	Total	Loans and credits	Guarantees	Total
Ana Botín	3	—	3	—	—	—
Héctor Grisi	—	—	—	—	—	—
José Antonio Álvarez	—	—	—	—	—	—
Glenn Hutchins	—	—	—	—	—	—
Antonio Francesco Weiss B	—	—	—	—	—	—
Belén Romana	—	—	—	—	—	—
Bruce Carnegie-Brown A	—	—	—	—	—	—
Germán de la Fuente	—	—	—	—	—	—
Gina Díez Barroso	—	—	—	5	—	5
Henrique de Castro	—	—	—	—	—	—
Homaira Akbari	—	—	—	—	—	—
Javier Botín	—	—	—	—	—	—
Juan Carlos Barrabés C	137	—	137	138	—	138
Luis Isasi	—	—	—	—	—	—
Pamela Walkden	—	—	—	—	—	—
Ramiro Mato D	—	—	—	—	—	—
Sol Daurella	—	—	—	—	—	—
	140	—	140	143	—	143
A.Ceased as director of Banco Santander, S.A. on 22 March 2024.
B.Director since 27 June 2024.
C.Director since 27 June 2024.
D.Ceased as director of Banco Santander, S.A. on 27 June 2024 .

	2025
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	60,002	625
Without mortgage collateral	215	7
With mortgage collateral	59,787	618

	2024
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	59,316	789
Without mortgage collateral	208	11
With mortgage collateral	59,108	778

	2023
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	61,097	924
Without mortgage collateral	215	16
With mortgage collateral	60,882	908

	2025
EUR Million	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development (including land) (business in Spain)	2,984	211	17
Of which impaired	31	—	11
Memorandum items written-off assets	240	—	—

Memorandum items: Data from the public consolidated balance sheet
2025
EUR Million	Carrying amount
Total loans and advances to customers excluding the Public sector (business in Spain) (Book value)	240,609
Total consolidated assets (Total business) (Book value)	1,867,515
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	1,086
The following table shows the detail of the assets foreclosed by the businesses in Spain at the end of 2025:

	2025
EUR Million	Gross carrying amount	Valuation adjustments	Of which impairment losses on assets since time of foreclosure	Net Carrying amount
Property assets arising from financing provided to construction and property development companies	3,843	2,144	1,591	1,699
Of which:
Completed buildings	481	324	282	157
Residential	129	71	60	58
Other	352	253	222	99
Buildings under construction	107	49	35	58
Residential	—	—	—	—
Other	107	49	35	58
Land	3,255	1,771	1,274	1,484
Developed land	776	429	260	347
Other land	2,479	1,342	1,014	1,137
Property assets from home purchase mortgage loans to households	334	172	119	162
Other foreclosed property assets	81	44	36	37
Total property assets	4,258	2,360	1,746	1,898

	2025					2024
	Portfolio
	Financial assets held for trading and Financial assets designated as FV with changes in results	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost	Non-trading financial assets mandatory at fair value through profit or loss	Total net direct exposure	Total net direct exposure
Spain	3,852	112	58,044	—	62,008	56,293
Portugal	(659)	1,199	6,767	—	7,307	7,652
Italy	2,875	440	12,557	—	15,872	12,915
Greece	—	—	—	—	—	—
Ireland	(38)	—	—	—	(38)	—
Rest Eurozone	3,684	254	10,443	—	14,381	6,212
UK	907	1,001	5,687	—	7,595	8,772
Poland	1,141	6,339	13,333	—	20,813	14,286
Rest of Europe	8	—	526	—	534	954
US	4,783	4,320	15,943	—	25,046	24,926
Brazil	8,089	9,533	8,543	—	26,165	26,641
Mexico	10,663	7,652	7,599	—	25,914	21,642
Chile	676	2,666	5,254	—	8,596	6,900
Rest of America	2,593	1,654	2,151	—	6,398	4,431
Rest of the World	211	17	4,128	—	4,356	7,003
Total	38,785	35,187	150,975	—	224,947	198,627
[1] Risks with domestic public or private borrowers in foreign currency and originated outside the country.
[2] Countries that are not considered low risk by Banco de España.

Current refinancing and restructuring balances
Amounts in EUR million, except number of transactions that are in units
2025
	Total
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	14	6	9	7	5	—	8
Other financial institutions and: individual shareholder	933	94	462	182	117	15	94
Non-financial institutions and individual shareholder	489,192	5,095	42,700	5,596	3,271	923	2,713
Of which financing for constructions and property development	249	21	523	739	695	4	75
Other warehouses	3,000,071	4,556	515,253	9,699	3,752	3,777	3,665
Total	3,490,210	9,751	558,424	15,484	7,145	4,715	6,480
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	13,499	261	4,630	566	406	14	171

Current refinancing and restructuring balances
Amounts in EUR million, except number of transactions that are in units
2025
Of which, non-performing/Doubtful
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	5	2	9	7	5	—	8
Other financial institutions and: individual shareholder	579	50	259	75	22	11	89
Non-financial institutions and individual shareholder	296,008	2,901	26,767	2,585	1,166	420	2,420
Of which financing for constructions and property development	167	3	264	156	115	4	50
Other warehouses	1,620,343	2,401	296,470	5,313	1,730	2,232	2,991
Total	1,916,935	5,354	323,505	7,980	2,923	2,663	5,508
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	6,901	120	1,720	235	110	5	145
The balance sheet items in the Group’s consolidated position that are subject to market risk are shown below, distinguishing those positions for which the main risk metric is VaR from those for which risk monitoring is carried out using other metrics:

Risk metric values on the consolidated balance sheet
EUR million
		Main market risk metric
	Balance sheet amount	VaR	Other	Main risk factor for 'Other' balance
Assets subject to market risk
Cash, cash balances at central banks and other deposits on demand	152,281		152,281	Interest rate
Financial assets held for trading	252,318	252,318
Non-trading financial assets mandatorily at fair value through profit or loss	7,761	5,815	1,946	Interest rate, spread
Financial assets designated at fair value through profit or loss	8,046	—	8,046	Interest rate, spread
Financial assets designated at fair value through other comprehensive income	74,612	2,281	72,331	Interest rate, spread
Financial assets at amortized cost	1,202,689		1,202,689	Interest rate, spread
Hedging derivatives	3,931		3,931	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest risk	50		50	Interest rate
Other assets	165,827
Total assets	1,867,515

Liabilities subject to market risk
Financial liabilities held for trading	171,546	171,546
Financial liabilities designated at fair value through profit or loss	42,148	—	42,148	Interest rate, spread
Financial liabilities at amortized cost	1,421,184		1,421,184	Interest rate, spread
Hedging derivatives	4,248		4,248	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	49		49	Interest rate
Other liabilities	115,592
Total liabilities	1,754,767
Equity	112,748